DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated balance sheets) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Carrying amounts of the major classes of liabilities included in discontinued operations:
Current portion of liabilities classified as held for sale	$ (640,266)	$ (874,379)
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	15,522	64,456
Inventory	0	363,391
Prepaid expenses and deposits	84,972	111,617
Deferred tax asset	143,078	152,177
Property and equipment	1,139,517	1,139,517
Right-of-use assets	0	346,987
Total assets classified as held for sale	1,383,089	2,178,145
Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	216,298	412,093
Long-term debt	423,968	462,286
Total liabilities classified as held for sale	$ 640,266	$ 874,379